Buffalo International Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 95.81%
		Belgium - 1.52%
		Beverages - 1.52%
83,500		Anheuser-Busch InBev SA/NV	$6,019,402
41,500		Anheuser-Busch InBev SA/NV - ADR	2,988,415
			9,007,817
		Total Belgium (Cost $8,039,001)	9,007,817

		Canada - 1.19%
		Road & Rail - 1.19%
67,000		Canadian National Railway Co. - ADR	7,069,840
		Total Canada (Cost $4,822,925)	7,069,840

		Cayman Islands - 1.33%
		Interactive Media & Services - 1.33%
105,000		Tencent Holdings Ltd. - ADR	7,906,500
		Total Cayman Islands (Cost $4,497,658)	7,906,500

		Denmark - 1.28%
		Pharmaceuticals - 1.28%
15,000		Novo Nordisk A/S	1,255,630
76,000		Novo Nordisk A/S - ADR - ADR	6,366,520
			7,622,150
		Total Denmark (Cost $5,103,075)	7,622,150

		France - 16.98%
		Aerospace & Defense - 0.77%
45,000		Thales SA	4,597,951

		Beverages - 1.40%
37,500		Pernod Ricard SA	8,334,818

		Chemicals - 1.51%
51,062		Air Liquide SA	8,953,704

		Construction & Engineering - 1.01%
56,000		Vinci SA	5,986,268

		Electrical Equipment - 2.36%
89,000		Schneider Electric SE	14,030,331

		Hotels, Restaurants & Leisure - 0.50%
50,000		La Francaise des Jeux SAEM	2,940,874

		Life Sciences Tools & Services - 2.63%
33,000		Sartorius Stedim Biotech	15,618,549

		Pharmaceuticals - 0.88%
99,587		Sanofi - ADR	5,244,251

		Professional Services - 1.51%
283,000		Bureau Veritas SA	8,960,751

		Software - 1.15%
28,000		Dassault Systemes SE	6,795,478

		Textiles, Apparel & Luxury Goods - 3.26%
10,300		Kering SA	9,025,023
13,100		LVMH Moet Hennessy Louis Vuitton SE	10,305,183
			19,330,206
		Total France (Cost $46,789,951)	100,793,181

		Germany - 21.32%
		Capital Markets - 1.31%
172,000		DWS Group GmbH & Co KGaA	7,795,342

		Chemicals - 1.32%
56,000		Symrise AG	7,803,964

		Electrical Equipment - 0.32%
62,600		Siemens Energy AG(a)	1,885,700

		Electronic Equipment, Instruments & Components - 0.71%
153,711		Jenoptik AG	4,206,536

		Health Care Equipment & Supplies - 2.13%
65,525		Carl Zeiss Meditec AG	12,666,293

		Health Care Providers & Services - 1.03%
117,000		Fresenius SE & Co. KGaA	6,106,205

		Household Products - 0.37%
23,900		Henkel AG & Co. KGaA	2,200,928

		Industrial Conglomerates - 1.74%
65,200		Siemens A.G. - ADR	10,352,353

		Insurance - 2.20%
34,000		Hannover Rueck SE	5,691,860
26,900		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,372,218
			13,064,078
		Pharmaceuticals - 2.05%
63,500		Merck KGaA	12,184,114

		Semiconductors & Semiconductor Equipment - 1.72%
254,000		Infineon Technologies AG	10,216,683

		Software - 2.26%
64,800		SAP SE - ADR	9,101,808
115,000		TeamViewer AG(a)	4,319,041
			13,420,849
		Textiles, Apparel & Luxury Goods - 2.39%
19,700		adidas AG	7,351,194
57,160		Puma SE	6,822,085
			14,173,279
		Trading Companies & Distributors - 1.77%
113,000		Brenntag AG	10,517,160
		Total Germany (Cost $69,841,916)	126,593,484

		India - 2.00%
		Banks - 2.00%
27,500		HDFC Bank Ltd. - ADR (a)	2,010,800
577,480		ICICI Bank Ltd. - ADR (a)	9,874,908
			11,885,708
		Total India (Cost $6,904,141)	11,885,708

		Ireland - 8.34%
		Chemicals - 2.28%
46,760		Linde PLC	13,519,690

		Construction Materials - 1.65%
78,000		CRH PLC - ADR	3,965,520
5,000		CRH PLC	253,845
110,000		CRH public limited company	5,562,833
			9,782,198
		Food Products - 0.63%
27,000		Kerry Group Plc	3,774,876

		Health Care Equipment & Supplies - 1.62%
77,400		Medtronic, PLC - ADR	9,607,662

		Hotels, Restaurants & Leisure - 0.23%
300,015		Dalata Hotel Group PLC(a)	1,367,210

		Insurance - 1.93%
48,000		Aon Plc - ADR	11,460,480
		Total Ireland (Cost $30,064,352)	49,512,116

		Japan - 5.75%
		Beverages - 0.92%
117,000		Asahi Group Holdings Ltd.	5,468,431

		Electronic Equipment, Instruments & Components - 2.98%
7,000		KEYENCE CORP.	3,525,364
75,000		Murata Manufacturing Co., Ltd.	5,713,116
107,000		Omron Corp.	8,471,926
			17,710,406
		Entertainment - 1.03%
10,500		Nintendo Co Ltd.	6,076,067

		Machinery - 0.82%
18,500		FANUC Corp.	4,436,260
18,000		FANUC Corp. - ADR (a)	431,460
			4,867,720
		Total Japan (Cost $23,862,707)	34,122,624

		Luxembourg - 2.74%
		Life Sciences Tools & Services - 2.29%
119,000		EUROFINS SCIENTIFI	13,611,039

		Personal Products - 0.45%
730,750		L’Occitane International SA	2,676,121
		Total Luxembourg (Cost $6,338,530)	16,287,160

		Netherlands - 8.82%
		Beverages - 1.60%
710,000		Davide Campari-Milano NV	9,516,952

		IT Services - 1.32%
3,200		Adyen NV(a)	7,847,442

		Semiconductors & Semiconductor Equipment - 3.89%
25,741		ASML Holding NV - NY Shares - ADR	17,782,913
65,000		STMicroelectronics N.V.	2,363,823
80,600		STMicroelectronics N.V. - NY Shares - ADR	2,932,228
			23,078,964
		Trading Companies & Distributors - 2.01%
75,000		IMCD N.V.	11,950,100
		Total Netherlands (Cost $15,061,191)	52,393,458

		Norway - 1.89%
		Commercial Services & Supplies - 1.89%
203,000		Tomra Systems ASA	11,206,541
		Total Norway (Cost $1,789,628)	11,206,541

		Republic of Korea - 0.72%
		Semiconductors & Semiconductor Equipment - 0.72%
60,000		Samsung Electronic Co., Ltd.	4,295,169
		Total Republic of Korea (Cost $2,338,574)	4,295,169

		Spain - 1.19%
		Biotechnology - 0.75%
257,200		Grifols SA - ADR	4,462,420

		Specialty Retail - 0.44%
73,500		Industria de Diseno Textil, S.A.	2,595,045
		Total Spain (Cost $6,652,736)	7,057,465

		Sweden - 3.22%
		Communications Equipment - 0.53%
250,000		Telefonaktirbolaget LM Ericsson - ADR	3,145,000

		Electronic Equipment, Instruments & Components - 2.41%
966,000		HEXAGON AB	14,312,616

		Software - 0.28%
100,000		SINCH AB(a)	1,682,722
		Total Sweden (Cost $11,050,671)	19,140,338

		Switzerland - 6.77%
		Capital Markets - 0.56%
51,037		Julius Baer Group Ltd.	3,333,391

		Construction Materials - 0.71%
70,000		LafargeHolcim Ltd.	4,207,567

		Electrical Equipment - 1.28%
222,500		ABB Ltd. - ADR	7,562,775

		Food Products - 0.42%
20,000		Nestle SA	2,492,942

		Health Care Equipment & Supplies - 0.54%
46,000		Alcon, Inc.	3,226,327

		Life Sciences Tools & Services - 2.15%
18,000		Lonza Group AG	12,761,222

		Pharmaceuticals - 1.11%
11,800		Roche Holding AG	4,446,690
45,400		Roche Holding AG - ADR	2,133,346
			6,580,036
		Total Switzerland (Cost $24,048,582)	40,164,260

		Taiwan, Province of China - 2.62%
		Semiconductors & Semiconductor Equipment - 2.62%
129,281		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,534,405
		Total Taiwan, Province of China (Cost $1,607,686)	15,534,405

		United Kingdom - 8.13%
		Aerospace & Defense - 0.54%
440,000		BAE Systems Plc	3,179,445

		Beverages - 1.30%
40,300		Diageo PLC - ADR	7,725,107

		Food Products - 0.96%
97,200		Unilever PLC - ADR	5,686,200

		Health Care Equipment & Supplies - 0.93%
127,000		Smith & Nephew Plc - ADR	5,516,880

		Hotels, Restaurants & Leisure - 0.54%
48,100		InterContinental Hotels Group PLC(a)	3,205,889

		Personal Products - 0.08%
8,000		Unilever Plc	468,871

		Pharmaceuticals - 1.13%
94,000		AstraZeneca PLC - ADR	5,630,600
9,000		AstraZeneca PLC	1,081,297
			6,711,897
		Trading Companies & Distributors - 2.65%
212,000		Ashtead Group Plc	15,757,575
		Total United Kingdom (Cost $27,473,597)	48,251,864

		TOTAL COMMON STOCKS (Cost $296,286,921)	568,844,080

		SHORT TERM INVESTMENTS - 3.92%
		Investment Company - 3.92%
23,296,694		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.01% (b)	23,296,694
		Total Investment Company	23,296,694

		TOTAL SHORT TERM INVESTMENTS (Cost $23,296,694)	23,296,694

		Total Investments (Cost ($319,583,615) - 99.73%	592,140,774
		Other Assets in Excess of Liabilities - 0.27%	1,600,147
		TOTAL NET ASSETS - 100.00%	$593,740,921

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.

	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

As of June 30, 2021, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Aerospace & Defense	$7,777,396	1.31%
Banks	11,885,708	2.00%
Beverages	40,053,125	6.75%
Biotechnology	4,462,420	0.75%
Capital Markets	11,128,733	1.88%
Chemicals	30,277,358	5.10%
Commercial Services & Supplies	11,206,541	1.89%
Communications Equipment	3,145,000	0.53%
Construction & Engineering	5,986,268	1.01%
Construction Materials	13,989,765	2.36%
Electrical Equipment	23,478,806	3.95%
Electronic Equipment, Instruments & Components	36,229,558	6.10%
Entertainment	6,076,067	1.02%
Food Products	11,954,018	2.01%
Health Care Equipment & Supplies	31,017,162	5.22%
Health Care Providers & Services	6,106,205	1.03%
Hotels, Restaurants & Leisure	7,513,973	1.27%
Household Products	2,200,928	0.37%
Industrial Conglomerates	10,352,353	1.74%
Insurance	24,524,558	4.13%
Interactive Media & Services	7,906,500	1.33%
IT Services	7,847,442	1.32%
Life Sciences Tools & Services	41,990,810	7.07%
Machinery	4,867,720	0.82%
Personal Products	3,144,992	0.53%
Pharmaceuticals	38,342,448	6.46%
Professional Services	8,960,751	1.51%
Road & Rail	7,069,840	1.19%
Semiconductors & Semiconductor Equipment	53,125,221	8.95%
Software	21,899,049	3.69%
Specialty Retail	2,595,045	0.44%
Textiles, Apparel & Luxury Goods	33,503,485	5.64%
Trading Companies & Distributors	38,224,835	6.44%
Total Common Stocks	568,844,080	95.81%

Short Term Investments
Investment Company	23,296,694	3.92%
Total Short Term Investments	23,296,694	3.92%

Total Investments	592,140,774	99.73%
Other Assets in Excess of Liabilities	1,600,147	0.27%
TOTAL NET ASSETS	$593,740,921	100.00%

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2021, the Fund did not hold fair valued securities.  In addition, with respect to the valuation of securities principally traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”).  As of June 30, 2021, the Buffalo International Fund held 61 securities where a fair value factor was applied, with a market value of $400,391,427, or 67.46% of Net Assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2021

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2021. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$568,844,080	-	-	$568,844,080
Short Term Investments	23,296,694	-	-	23,296,694
Total*	$592,140,774	$-	-	$592,140,774

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2021.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2021. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2021.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.